Subsequent events	12 Months Ended
Jun. 30, 2024
Events after reporting period [Abstract]
Subsequent events	Subsequent events
•New financing transactions
Subsequent to June 30, 2024, through the date of this annual report, certain of our Brazilian and Colombian subsidiaries entered into a number of financing agreements totaling an aggregate principal amount of R$283 million with interest rates ranging from CDI Rate plus 2.35% to 23.14% and maturities ranging from December 2024 to October 2027 and COP$131.115 million with interest rates ranging from IBR Rate plus 1.0% to 2.53% and maturities ranging from July 2025 to July 2029. These new financing transactions are in line with our business plan and reflect the seasonality of our business as the last quarter usually demands additional working capital.
•Agribusiness Credit Rights Investment Fund (FIDC-Fiagro)
On August 02, 2024, we entered into an agreement to transfer receivables in the aggregate amount of R$310 million to Lavoro Agro Fundo de Investimentos nas Cadeias Produtivas Agroindustriais (FIDIC - Fiagro) an investment fund legal structure established under Brazilian law designed specifically for investing in agribusiness credit rights receivables. The proceeds from this issuance will be used to support Lavoro's ongoing working capital needs and other general corporate purposes. This represents Lavoro's second FIDC-Fiagro facility, following the inaugural R$160 million Fiagro established in 2022.The Fiagro fund was structured with 80% senior quotas bearing interest at a benchmark rate of return ranging from the CDI rate + 3.5% per year. The remaining percentage is paid on the subordinated quotas, which generate a benchmark return rate of CDI + 100% per year. The senior quotas are amortized semiannually over a three-year period, while the subordinated quotas are amortized at the maturity of the agreement.
•Share Exchange
The non-controlling shareholders of our subsidiaries Agrozap and Produtiva have negotiated with Lavoro to exchange their shares in these companies for shares of Lavoro Limited. Upon the completion of this transaction, these shareholders will no longer hold non-controlling positions in these subsidiaries. This exchange reflects Lavoro's commitment to enhancing its ownership structure and integrating operations across its portfolio.
•Pátria Loan Approval
The directors of Lavoro Limited has approved a loan of up to USD35 million from Pátria Funds to the Company. The proceeds from the initial tranche of this loan, amounting to USD16 million, was received by the Group on October 30, 2024. This financing to reinforce working capital, preserving and strengthening the capital structure and cash position.